Long-Term Investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-Term Investments (Details) [Line Items]
Cash amount					¥ 120,000
Aggregate interest percentage					99.00%
Partners capital				¥ 111,200
Aggregate interest				¥ 10,000
Diluted percentage				98.90%
Huzhou Zheyou [Member]
Long-Term Investments (Details) [Line Items]
Injected capital		¥ 1,750
Equity interest percentage		35.00%
Investment loss			¥ 39
Chengdu Zhibo [Member]
Long-Term Investments (Details) [Line Items]
Injected capital	¥ 100
Equity interest percentage			40.00%